Other Operating Expenses - Schedule of Other Operating Expenses (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)
Schedule Of Other Operating Expenses Abstract
Regulatory compliance and statutory cost			RM 77,577
Regulatory consultancy fee			776,000
Cost incurred to obtain licence	13,527	3,211	19,597
Bad debt written off			889
Bank charges	70,435	16,720	54,394
Share option expenses	1,690,755	401,347
Entertainment	1,179,795	280,057	413,987
Event fees	607,297	144,159	539,691
Foreign exchange loss			1,852,970
Marketing expenses	1,262,894	299,783	4,162,840
Software and website usage fee	58,216	13,819	29,165
Staff welfare	714,678	169,648	1,065,069
Office expenses	579,241	137,498	1,406,833
Referral fees	1,715,647	407,256	30,000
Recruitment fees	180,208	42,777	78,935
Travelling expenses	1,368,419	324,832	1,164,755
Upkeep of office equipment	180,535	42,855	257,695
Loss on disposal of subsidiary	138,570	32,893	4,794
Total	RM 9,760,217	$ 2,316,855	RM 11,935,191